EARNINGS PER SHARE AND DIVIDEND PER SHARE	9 Months Ended
Sep. 30, 2023
EARNINGS PER SHARE AND DIVIDEND PER SHARE
EARNINGS PER SHARE AND DIVIDEND PER SHARE

NOTE 6 – EARNINGS PER SHARE AND DIVIDEND PER SHARE

	Q3 2023	Q3 2022	Q1-Q3 2023	Q1-Q3 2022	FY 2022
EARNINGS PER SHARE

Net profit for the year attributable to TORM plc shareholders (USDm)	124.3	217.1	463.7	334.1	562.8

Million shares
Weighted average number of shares	84.9	82.0	83.8	81.7	81.8

Weighted average number of treasury shares	(0.5)	(0.5)	(0.5)	(0.5)	(0.5)
Average number of shares outstanding	84.4	81.5	83.3	81.2	81.3
Dilutive effect of outstanding share options	3.1	1.0	3.1	1.0	1.5
Weighted average number of shares outstanding incl. dilutive effect of share options	87.5	82.5	86.4	82.2	82.8

Basic earnings per share (USD)	1.47	2.66	5.57	4.12	6.92

Diluted earnings per share (USD)	1.42	2.63	5.37	4.07	6.80

	Q3 2023	Q3 2022	Q1-Q3 2023	Q1-Q3 2022	FY 2022

DIVIDEND PER SHARE

Declared dividend per share (USD)	1.46	1.46	4.42	2.04	4.63
Declared dividend (USDm)	123.2	119.0	370.9	166.0	378.7

Dividend paid during the period (USDm)	126.6	47.3	463.2	47.3	166.7

Number of shares, end of period (million)	84.9	82.1	84.9	82.1	82.3
Number of treasury shares, end of period (million)	(0.5)	(0.5)	(0.5)	(0.5)	(0.5)
Number of shares outstanding, end of period (million)	84.4	81.6	84.4	81.6	81.8

Dividend paid during the period per share (USD)	1.50	0.58	5.55	0.58	2.04